Morgan Stanley Mid-Cap Value Fund
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002

Dear Shareholder:

The 10-month period ended August 31, 2002 marked a volatile period for the U.S. equity markets. Following the terrorist attacks on September 11, 2001, investors witnessed a strong market rally that diminished during the first two months of 2002. The remaining months of the period were plagued by eroding investor confidence that resulted from ongoing terrorism warnings and a variety of accounting scandals.

Performance and Portfolio Strategy

From its inception on October 29, 2001, through August 31, 2002, Morgan Stanley Mid-Cap Value Fund's Class A, B, C and D shares posted returns of -17.99 percent, -18.47 percent, -18.48 percent and -17.76 percent, respectively. For the same period, the Standard & Poor's MidCap 400 Index (S&P 400) returned -2.06 percent. The accompanying chart compares the Fund's performance to that of the S&P 400. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

Three primary factors led to disappointing Fund performance for the period: widespread accounting irregularities, stock selection within the utilities sector and the outperformance of stocks that fell below the portfolio management team's liquidity criteria. During the period, Adelphia Communications and Peregrine Systems underperformed, as a result of accounting irregularities. Stock selection within the utilities sector dampened the Fund's returns primarily due to holdings in Calpine Corporation and Dynegy.

The final driver of the Fund's underperformance was the liquidity effect as stocks with slow trading volume continued to outperform high-trade-volume stocks. We typically avoid stocks with poor liquidity as part of our risk-control measures, but we anticipate that this phenomenon may reverse itself when market performance begins to improve.

Positive contributors to Fund performance included stock selection within the consumer-durables and basic-resources sectors. Within the former, auto suppliers, Tower Automotive and Lear Corporation, outperformed and benefited from strong car sales. Also, SPX Corporation, a diversified-industrials company, performed well. Within basic resources, the Fund's exposure to Pactiv Corporation and Sappi Ltd., both paper and packaging companies, enhanced returns, as did the Fund's position in the diversified Eastman Chemical.

Morgan Stanley Mid-Cap Value Fund
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002 continued

Sector allocations detracted modestly from performance during the period. The Fund's overweighting in technology, though only approximately 1.5 percent, dampened its performance, as this sector was among the worst performers during the period. The Fund's overweighting in the consumer-services sector added to returns, as did its underweighting in the telephone-services sector.

The Fund is currently overweighted in the health-care sector, where we believe there are attractive valuations and improving fundamentals. We continue to underweight consumer-related sectors, due to our cautious outlook on consumer spending. We are maintaining a modest overweighting in technology, with an emphasis on high-quality software companies trading at what we believe to be attractive valuations. The Fund remains underweighted in the heavy-industry sector, primarily as a result of overvaluations within business services. Finally, we continue to underweight energy stocks and are offsetting the exposure with an overweighting in independent power producers.

Looking Ahead

We believe the current market offers good value at earnings levels that may be at or near their lowest points. We are investing in companies with businesses we believe should perform well over the next one to three years. The current market environment is enabling us to purchase technology and health-care stocks that have no debt, have approximately one-quarter of their total market value in cash and investments and, in many cases, maintain price-to-earnings multiples at or below the overall market. We are concerned about the lack of accounting transparency and falling investor sentiment. However, as in October 2001, we have decided to stay fully invested and plan to ride out the market volatility while upgrading the quality of the Fund's portfolio at what we believe are bargain prices.

We appreciate your ongoing support of Morgan Stanley Mid-Cap Value Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Mid-Cap Value Fund

ANNUAL HOUSEHOLDING NOTICE - AUGUST 31, 2002

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Mid-Cap Value Fund
FUND PERFORMANCE - AUGUST 31, 2002

     GROWTH OF $10,000
     ($ in Thousands)
[FUND PERFORMANCE LINE GRAPH]

                                     CLASS A             CLASS B             CLASS C             CLASS D           S&P 400(4)
                                     -------             -------             -------             -------           ----------
October 29, 2001                     9475.00            10000.00            10000.00            10000.00            10000.00
October 31, 2001                     9248.00             9760.00             9760.00             9760.00             9865.00
November 30, 2001                   10006.00            10560.00            10560.00            10570.00            10600.00
December 31, 2001                   10398.00            10963.00            10963.00            10979.00            11148.00
January 31, 2002                    10076.00            10613.00            10613.00            10648.00            11090.00
February 28, 2002                    9829.00            10343.00            10343.00            10378.00            11104.00
March 31, 2002                      10493.00            11033.00            11033.00            11079.00            11897.00
April 30, 2002                      10066.00            10583.00            10583.00            10638.00            11842.00
May 31, 2002                         9592.00            10073.00            10072.00            10137.00            11642.00
June 30, 2002                        8719.00             9153.00             9152.00             9216.00            10790.00
July 31, 2002                        7789.00             8173.00             8172.00             8234.00             9745.00
August 31, 2002                      7770.00             7745.00             8071.00             8224.00             9794.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE, NOT ANNUALIZED.

          AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                 CLASS A SHARES*
--------------------------------------------------
Since Inception (10/29/01)  (17.99)%(1) (22.30)%(2)
                 CLASS C SHARES+
--------------------------------------------------
Since Inception (10/29/01)  (18.48)%(1) (19.29)%(2)
                 CLASS B SHARES**
--------------------------------------------------
Since Inception (10/29/01)  (18.47)%(1) (22.55)%(2)
                 CLASS D SHARES++
--------------------------------------------------
Since Inception (10/29/01)  (17.76)%(1)

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on August 31,
     2002.
(4)  The Standard and Poor's MidCap 400 Index (S&P 400) is a
     market-value weighted index, the performance of which is
     based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation.
     The Index does not include any expenses, fees or charges.
     The Index is unmanaged and should not be considered an
     investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C is
     1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (92.5%)
              Advertising/Marketing
              Services (3.0%)
   67,300     DoubleClick Inc.*........  $    378,899
   13,100     Lamar Advertising Co.*...       418,676
  102,200     Valassis Communications,
               Inc.*...................     3,846,808
                                         ------------
                                            4,644,383
                                         ------------
              Aerospace & Defense
              (1.8%)
   35,000     Goodrich Corp. ..........       730,450
   19,300     Raytheon Co. ............       675,500
  129,200     Titan Corp. (The)*.......     1,453,500
                                         ------------
                                            2,859,450
                                         ------------
              Airlines (0.2%)
   26,000     Southwest Airlines
               Co. ....................       369,460
                                         ------------
              Alternative Power
              Generation (2.0%)
  658,000     Calpine Corp.*...........     3,211,040
                                         ------------
              Apparel/Footwear (0.3%)
   14,200     Jones Apparel Group,
               Inc.*...................       512,478
                                         ------------
              Apparel/Footwear Retail
              (1.0%)
   12,400     Abercrombie & Fitch Co.
               (Class A)*..............       282,720
   85,500     Foot Locker, Inc.*.......       812,250
   13,300     Ross Stores, Inc. .......       480,263
                                         ------------
                                            1,575,233
                                         ------------
              Auto Parts: O.E.M. (0.8%)
   12,400     ArvinMeritor, Inc. ......       290,036
   19,700     Lear Corp.*..............       918,020
                                         ------------
                                            1,208,056
                                         ------------
              Beverages: Non-Alcoholic
              (0.7%)
   26,300     Coca-Cola Enterprises
               Inc. ...................       531,523
   18,900     Pepsi Bottling Group,
               Inc. (The)..............       551,880
                                         ------------
                                            1,083,403
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Biotechnology (6.2%)
   33,000     Cephalon, Inc.*..........  $  1,435,500
   59,300     Gilead Sciences, Inc.*...     1,902,344
   39,000     IDEC Pharmaceuticals
               Corp.*..................     1,567,020
   50,200     InterMune Inc.*..........     1,248,474
   64,200     Isis Pharmaceuticals,
               Inc.*...................       649,705
   66,500     Protein Design Labs,
               Inc.*...................       689,006
   49,400     Scios, Inc.*.............     1,188,564
   31,900     Transkaryotic Therapies,
               Inc.*...................     1,105,016
                                         ------------
                                            9,785,629
                                         ------------
              Broadcasting (0.3%)
    9,700     Entercom Communications
               Corp.*..................       424,860
                                         ------------
              Cable/Satellite TV (0.0%)
   96,800     Adelphia Communications
               Corp. (Class A)*........        14,036
                                         ------------
              Casino/Gaming (1.6%)
   72,300     GTECH Holdings Corp.*....     1,384,545
  128,700     Park Place Entertainment
               Corp.*..................     1,203,345
                                         ------------
                                            2,587,890
                                         ------------
              Chemicals: Major
              Diversified (0.6%)
   27,300     Cabot Corp. .............       650,832
    8,100     Eastman Chemical Co. ....       363,447
                                         ------------
                                            1,014,279
                                         ------------
              Chemicals: Specialty
              (0.0%)
   11,700     Grace (W. R.) & Co.*.....        25,155
                                         ------------
              Computer Communications
              (0.5%)
   53,200     3Com Corp.*..............       262,276
   31,200     Emulex Corp.*............       526,656
                                         ------------
                                              788,932
                                         ------------
              Computer Processing
              Hardware (0.4%)
   42,200     Apple Computer, Inc.*....       622,450
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Construction Materials
              (0.3%)
   11,700     Martin Marietta
               Materials, Inc. ........  $    428,688
                                         ------------
              Containers/Packaging
              (1.4%)
   46,400     Packaging Corp. of
               America*................       873,712
   45,900     Pactiv Corp.*............       833,544
    8,600     Temple-Inland, Inc. .....       439,890
                                         ------------
                                            2,147,146
                                         ------------
              Contract Drilling (2.4%)
   75,057     GlobalSantaFe Corp. .....     1,651,254
    7,800     Nabors Industries, Ltd.
               (Barbados)*.............       257,556
   30,300     Noble Corp.*.............       941,421
   16,900     Precision Drilling Corp.
               (Canada)*...............       547,560
   34,100     Pride International,
               Inc.*...................       456,258
                                         ------------
                                            3,854,049
                                         ------------
              Data Processing Services
              (4.3%)
   41,100     Affiliated Computer
               Services, Inc. (Class
               A)*.....................     1,828,950
   22,500     BISYS Group, Inc.
               (The)*..................       573,300
   93,300     Concord EFS, Inc.*.......     1,904,253
   57,900     DST Systems, Inc.*.......     1,973,232
   16,200     Fiserv, Inc.*............       596,322
                                         ------------
                                            6,876,057
                                         ------------
              Discount Stores (1.4%)
   52,600     BJ's Wholesale Club,
               Inc.*...................     1,291,330
   64,500     Dollar General Corp. ....       966,210
                                         ------------
                                            2,257,540
                                         ------------
              Electric Utilities (1.4%)
    1,500     Black Hills Corp. .......        40,875
    4,600     Consolidated Edison,
               Inc. ...................       187,174
    3,500     Exelon Corp. ............       163,870
   51,000     Mirant Corp.*............       192,780
      400     Pepco Holdings, Inc. ....         8,632
   80,500     PG&E Corp.*..............       913,675
    3,600     Pinnacle West Capital
               Corp. ..................       120,276

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   10,700     PPL Corp. ...............  $    388,945
    2,700     Progress Energy, Inc. ...       125,604
                                         ------------
                                            2,141,831
                                         ------------
              Electrical Products
              (0.5%)
   25,000     Cooper Industries Ltd.
               (Class A)...............       818,000
                                         ------------
              Electronic Components
              (0.4%)
  152,100     Solectron Corp.*.........       565,812
                                         ------------
              Electronic Distributors
              (0.8%)
   51,600     Avnet, Inc. .............       798,768
   13,900     Tech Data Corp.*.........       459,673
                                         ------------
                                            1,258,441
                                         ------------
              Electronic
              Equipment/Instruments
              (0.4%)
   88,301     SureBeam Corp. (Class
               A)*.....................       220,752
   23,700     Thermo Electron Corp.*...       421,386
                                         ------------
                                              642,138
                                         ------------
              Electronic Production
              Equipment (0.3%)
   17,200     Amkor Technology,
               Inc.*...................        38,700
   40,000     Teradyne, Inc.*..........       506,000
                                         ------------
                                              544,700
                                         ------------
              Environmental Services
              (0.4%)
   79,500     Allied Waste Industries,
               Inc.*...................       692,445
                                         ------------
              Finance/Rental/Leasing
              (0.6%)
   23,600     GATX Corp. ..............       574,188
   17,000     Metris Companies,
               Inc. ...................        68,000
   16,300     United Rentals, Inc.*....       251,835
                                         ------------
                                              894,023
                                         ------------
              Financial Conglomerates
              (0.3%)
   13,100     Hancock (John) Financial
               Services, Inc. .........       397,585
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Financial
              Publishing/Services
              (1.2%)
   39,700     SEI Investments Co. .....  $  1,151,300
   30,200     SunGard Data Systems
               Inc.*...................       744,430
                                         ------------
                                            1,895,730
                                         ------------
              Food Distributors (0.7%)
   46,900     ARAMARK Corp. (Class
               B)*.....................     1,062,285
                                         ------------
              Food Retail (0.4%)
   39,200     Kroger Co.*..............       708,736
                                         ------------
              Food: Major Diversified
              (0.7%)
   14,500     Heinz (H.J.) Co. ........       547,665
   32,100     Sara Lee Corp. ..........       591,924
                                         ------------
                                            1,139,589
                                         ------------
              Food: Meat/Fish/Dairy
              (0.6%)
   24,300     Smithfield Foods,
               Inc.*...................       430,839
   41,000     Tyson Foods, Inc. (Class
               A)......................       509,220
                                         ------------
                                              940,059
                                         ------------
              Food: Specialty/Candy
              (0.0%)
      100     Flowers Foods Inc.*......         2,300
                                         ------------
              Gas Distributors (1.3%)
  316,800     Dynegy, Inc. (Class A)...       658,944
   30,500     Equitable Resources,
               Inc. ...................     1,072,380
        7     Kinder Morgan, Inc. .....           311
   11,000     Sempra Energy............       264,110
                                         ------------
                                            1,995,745
                                         ------------
              Home Building (0.3%)
    3,200     Lennar Corp. ............       168,960
    5,500     Ryland Group, Inc.
               (The)...................       234,575
                                         ------------
                                              403,535
                                         ------------
              Hospital/Nursing
              Management (1.1%)
   32,100     LifePoint Hospitals,
               Inc.*...................       970,704
   17,200     Universal Health
               Services, Inc. (Class
               B)*.....................       786,384
                                         ------------
                                            1,757,088
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Household/Personal Care
              (0.8%)
   22,000     Dial Corp. (The).........  $    444,620
   23,600     International Flavors &
               Fragrances, Inc. .......       761,100
                                         ------------
                                            1,205,720
                                         ------------
              Industrial Conglomerates
              (0.7%)
   10,500     SPX Corp.*...............     1,140,300
                                         ------------
              Industrial Machinery
              (0.8%)
   10,600     Flowserve Corp.*.........       194,298
   11,300     Kennametal Inc. .........       392,675
   18,400     Parker-Hannifin Corp. ...       746,304
                                         ------------
                                            1,333,277
                                         ------------
              Industrial Specialties
              (0.7%)
   42,500     GrafTech International
               Ltd.*...................       368,050
    4,400     Millipore Corp. .........       155,276
   43,100     RPM, Inc. ...............       658,568
                                         ------------
                                            1,181,894
                                         ------------
              Information Technology
              Services (1.4%)
   41,700     Accenture Ltd. (Class A)
               (Bermuda)*..............       685,965
   91,700     PeopleSoft, Inc.*........     1,474,536
                                         ------------
                                            2,160,501
                                         ------------
              Integrated Oil (0.2%)
    2,800     Murphy Oil Corp. ........       239,820
                                         ------------
              Internet
              Software/Services (0.9%)
   12,200     Openwave Systems Inc.*...        12,200
  168,700     Siebel Systems, Inc.*....     1,427,202
                                         ------------
                                            1,439,402
                                         ------------
              Investment Banks/Brokers
              (0.9%)
   72,200     E*TRADE Group, Inc.*.....       313,348
   19,500     Lehman Brothers Holdings,
               Inc. ...................     1,111,695
                                         ------------
                                            1,425,043
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Investment Managers
              (0.9%)
    8,800     Affiliated Managers
               Group, Inc.*............  $    461,120
   21,800     Franklin Resources,
               Inc. ...................       763,000
    7,300     Waddell & Reed Financial,
               Inc. (Class A)..........       139,503
                                         ------------
                                            1,363,623
                                         ------------
              Life/Health Insurance
              (0.3%)
   15,500     AFLAC, Inc. .............       474,455
                                         ------------
              Major Banks (3.2%)
   19,300     Comerica, Inc. ..........     1,129,050
  102,500     Mellon Financial
               Corp. ..................     2,834,125
   41,700     SouthTrust Corp. ........     1,094,208
                                         ------------
                                            5,057,383
                                         ------------
              Managed Health Care
              (2.8%)
   25,900     Anthem, Inc.*............     1,634,549
  135,600     Caremark Rx, Inc.*.......     2,196,720
   24,900     Health Net Inc.*.........       579,672
                                         ------------
                                            4,410,941
                                         ------------
              Medical Specialties
              (3.3%)
   19,300     Beckman Coulter, Inc. ...       771,807
   35,800     Pall Corp. ..............       605,020
   44,700     St. Jude Medical,
               Inc.*...................     1,663,287
   52,400     STERIS Corp.*............     1,195,768
   24,500     Varian Medical Systems,
               Inc.*...................     1,041,985
                                         ------------
                                            5,277,867
                                         ------------
              Medical/Nursing Services
              (0.4%)
   29,200     Apria Healthcare Group,
               Inc.*...................       673,936
                                         ------------
              Metal Fabrications (0.2%)
   10,000     Harsco Corp. ............       303,500
                                         ------------
              Miscellaneous
              Manufacturing (0.3%)
    5,200     Ametek, Inc. ............       178,880
    7,300     Pentair, Inc. ...........       317,112
    1,000     Teleflex Inc. ...........        48,370
                                         ------------
                                              544,362
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Movies/Entertainment
              (0.4%)
   55,100     Metro-Goldwyn-Mayer
               Inc.*...................  $    647,425
                                         ------------
              Multi-Line Insurance
              (0.3%)
   16,200     Safeco Corp. ............       536,382
                                         ------------
              Oil & Gas Pipelines
              (1.3%)
   63,125     Kinder Morgan Management,
               LLC*....................     2,020,631
                                         ------------
              Oil & Gas Production
              (1.2%)
   31,100     Ocean Energy, Inc. ......       651,856
   63,900     XTO Energy Inc. .........     1,293,975
                                         ------------
                                            1,945,831
                                         ------------
              Oilfield
              Services/Equipment (1.0%)
   19,700     Cooper Cameron Corp.*....       883,348
      200     Smith International,
               Inc.*...................         6,490
   17,200     Weatherford International
               Ltd.*...................       702,448
                                         ------------
                                            1,592,286
                                         ------------
              Other Consumer Services
              (0.9%)
  121,400     Bally Total Fitness
               Holding Corp.*..........     1,424,022
                                         ------------
              Other Consumer
              Specialties (0.3%)
    9,000     Fortune Brands, Inc. ....       472,230
                                         ------------
              Packaged Software (1.6%)
   62,500     Legato Systems, Inc.*....       177,500
   28,900     Network Associates,
               Inc.*...................       375,700
  415,700     Peregrine Systems,
               Inc.*...................       114,318
  164,200     Rational Software
               Corp.*..................     1,116,560
   48,900     VERITAS Software
               Corp.*..................       791,691
                                         ------------
                                            2,575,769
                                         ------------
              Pharmaceuticals: Generic
              Drugs (0.4%)
    9,400     Barr Laboratories,
               Inc.*...................       664,674
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Property - Casualty
              Insurers (3.1%)
   14,300     ACE Ltd. (Bermuda).......  $    454,883
   23,600     Allmerica Financial
               Corp. ..................       525,100
   33,000     American Financial Group,
               Inc. ...................       825,660
   34,400     Everest Re Group, Ltd.
               (Barbados)..............     1,864,480
   34,900     Old Republic
               International Corp. ....     1,120,290
    5,200     St. Paul Companies, Inc .
               (The)...................       158,184
                                         ------------
                                            4,948,597
                                         ------------
              Publishing:
              Books/Magazines (1.4%)
   93,200     Reader's Digest Assoc.,
               Inc. (The) (Class A)....     1,591,856
   14,900     Scholastic Corp.*........       628,482
                                         ------------
                                            2,220,338
                                         ------------
              Publishing: Newspapers
              (0.2%)
    5,700     Media General, Inc.
               (Class A)...............       305,919
                                         ------------
              Pulp & Paper (0.9%)
   23,700     Bowater, Inc. ...........       968,856
    1,300     Longview Fibre Co. ......         9,048
   41,600     Sappi Ltd. (ADR) (South
               Africa).................       513,760
                                         ------------
                                            1,491,664
                                         ------------
              Railroads (0.3%)
   19,900     Norfolk Southern
               Corp. ..................       416,507
                                         ------------
              Recreational Products
              (1.0%)
   10,600     Activision, Inc.*........       295,422
  102,100     Hasbro, Inc. ............     1,342,615
                                         ------------
                                            1,638,037
                                         ------------
              Regional Banks (4.7%)
    8,800     Bank of Hawaii Corp. ....       254,144
   17,700     Banknorth Group, Inc. ...       461,616
   32,400     Compass Bancshares,
               Inc. ...................     1,088,316
   10,600     Cullen/Frost Bankers,
               Inc. ...................       396,440
   16,500     First Tennessee National
               Corp. ..................       631,950

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   22,700     Hibernia Corp. (Class
               A)......................  $    474,884
   14,800     Marshall & Ilsley
               Corp. ..................       452,880
   15,000     Mercantile Bankshares
               Corp. ..................       610,050
   35,500     National Commerce
               Financial Corp. ........       982,640
    7,900     Provident Financial
               Group, Inc. ............       228,784
   33,100     Zions Bancorporation.....     1,807,922
                                         ------------
                                            7,389,626
                                         ------------
              Restaurants (0.6%)
   10,900     CBRL Group, Inc. ........       279,912
   24,500     Darden Restaurants,
               Inc. ...................       627,935
                                         ------------
                                              907,847
                                         ------------
              Savings Banks (1.6%)
   33,000     Charter One Financial,
               Inc. ...................     1,112,100
    9,700     Downey Financial
               Corp. ..................       401,774
   12,500     Golden State Bancorp
               Inc. ...................       431,250
   39,600     Sovereign Bancorp,
               Inc. ...................       606,672
                                         ------------
                                            2,551,796
                                         ------------
              Semiconductors (3.8%)
  141,600     Agere Systems, Inc.
               (Class A)*..............       225,144
  102,500     Atmel Corp.*.............       236,775
   35,600     Conexant Systems,
               Inc.*...................        52,688
   44,600     Fairchild Semiconductor
               Corp. (Class A)*........       538,322
  127,800     Integrated Device
               Technology, Inc.*.......     1,690,794
   52,700     Intersil Corp. (Class
               A)*.....................       891,684
   59,350     Microchip Technology
               Inc.*...................     1,249,318
   36,800     Micron Technology,
               Inc.*...................       634,800
  108,430     Skyworks Solutions,
               Inc.*...................       455,406
                                         ------------
                                            5,974,931
                                         ------------
              Services to the Health
              Industry (2.0%)
   32,800     Covance, Inc.*...........       640,256
   44,300     Laboratory Corp. of
               America Holdings*.......     1,393,235
   18,400     Quest Diagnostics
               Inc.*...................     1,031,320
                                         ------------
                                            3,064,811
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Specialty Insurance
              (0.6%)
    6,400     MBIA, Inc. ..............  $    294,144
   21,000     PMI Group, Inc. (The)....       711,900
                                         ------------
                                            1,006,044
                                         ------------
              Specialty Stores (2.1%)
   42,200     Barnes & Noble, Inc.*....       965,958
   39,600     Borders Group, Inc.*.....       746,856
   33,800     Linens 'N Things,
               Inc.*...................       729,066
   38,600     Toys 'R' Us, Inc.*.......       514,538
   15,600     Williams-Sonoma, Inc.*...       358,800
                                         ------------
                                            3,315,218
                                         ------------
              Steel (0.1%)
   24,900     AK Steel Holding
               Corp. ..................       226,590
                                         ------------
              Telecommunication
              Equipment (0.9%)
   64,400     DMC Stratex Networks,
               Inc.*...................       112,700
  388,500     Nortel Networks Corp.
               (Canada)*...............       407,925
   36,300     Polycom, Inc.*...........       356,103
   52,800     Powerwave Technologies,
               Inc.*...................       327,360
   36,500     RF Micro Devices,
               Inc.*...................       244,185
                                         ------------
                                            1,448,273
                                         ------------
              Tobacco (1.8%)
   46,600     Loews Corp. - Carolina
               Group...................     1,206,940
   28,600     R. J. Reynolds Tobacco
               Holdings, Inc. .........     1,682,824
                                         ------------
                                            2,889,764
                                         ------------
              Tools/Hardware (0.4%)
   18,700     Stanley Works (The)......       652,256
                                         ------------
              Trucking (0.4%)
    3,000     CNF Inc. ................        92,100
   33,100     Swift Transportation Co.,
               Inc.*...................       582,229
                                         ------------
                                              674,329
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Trucks/Construction/Farm
              Machinery (0.8%)
   50,300     Navistar International
               Corp. ..................  $  1,257,500
                                         ------------
              Total Common Stocks
              (Cost $169,272,726)......   146,641,577
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (5.8%)
              Repurchase Agreement
  $ 9,235     Joint repurchase
               agreement account 1.875%
               due 09/03/02 (dated
               08/30/02; proceeds
               $9,236,924) (a)
               (Cost $9,235,000).......     9,235,000
                                         ------------

Total Investments
(Cost $178,507,726) (b).....    98.3%     155,876,577
Other Assets in Excess of
Liabilities.................     1.7        2,628,041
                               -----     ------------
Net Assets..................   100.0%    $158,504,618
                               =====     ============

---------------------
   ADR  American Depository Receipt.
   *   Non-income producing security.
   (a)  Collateralized by federal agency and U.S. Treasury obligations.
   (b) The aggregate cost for federal income tax purposes is $186,578,475. The aggregate gross unrealized appreciation is $3,858,390 and the aggregate gross unrealized depreciation is $34,560,288, resulting in net unrealized depreciation of $30,701,898.

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2002

Assets:
Investments in securities, at value
 (cost $178,507,726)...................  $155,876,577
Receivable for:
    Investments sold...................     1,955,992
    Shares of beneficial interest
     sold..............................     1,330,984
    Dividends..........................        91,704
Receivable from affiliate..............         7,054
Prepaid expenses and other assets......        73,619
                                         ------------
    Total Assets.......................   159,335,930
                                         ------------
Liabilities:
Payable for:
    Investments purchased..............       417,210
    Shares of beneficial interest
     redeemed..........................       136,259
    Investment management fee..........       103,548
    Distribution fee...................        51,415
Accrued expenses and other payables....       122,880
                                         ------------
    Total Liabilities..................       831,312
                                         ------------
    Net Assets.........................  $158,504,618
                                         ============
Composition of Net Assets:
Paid-in-capital........................  $194,842,680
Net unrealized depreciation............   (22,631,149)
Net realized loss......................   (13,706,913)
                                         ------------
    Net Assets.........................  $158,504,618
                                         ============
Class A Shares:
Net Assets.............................    $3,052,655
Shares Outstanding (unlimited
 authorized, $.01 par value)...........       372,565
    Net Asset Value Per Share..........         $8.19
                                                =====
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
     asset value)......................         $8.64
                                                =====
Class B Shares:
Net Assets.............................   $53,947,803
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     6,618,955
    Net Asset Value Per Share..........         $8.15
                                                =====
Class C Shares:
Net Assets.............................    $6,354,053
Shares Outstanding (unlimited
 authorized, $.01 par value)...........       779,539
    Net Asset Value Per Share..........         $8.15
                                                =====
Class D Shares:
Net Assets.............................   $95,150,107
Shares Outstanding (unlimited
 authorized, $.01 par value)...........    11,595,549
    Net Asset Value Per Share..........         $8.21
                                                =====

Statement of Operations
For the period October 29, 2001* through August 31,
2002

Net Investment Loss:

Income
Dividends...............................  $    598,410
Interest................................       111,467
                                          ------------
    Total Income........................       709,877
                                          ------------
Expenses
Investment management fee...............       649,692
Distribution fee (Class A shares).......         5,800
Distribution fee (Class B shares).......       412,061
Distribution fee (Class C shares).......        46,362
Offering costs..........................       128,538
Transfer agent fees and expenses........       151,041
Custodian fees..........................       104,905
Professional fees.......................        51,088
Registration fees.......................        27,491
Shareholder reports and notices.........        17,856
Trustees' fees and expenses.............         7,020
Other...................................         6,874
                                          ------------
    Total Expenses......................     1,608,728
Less: amounts waived/reimbursed.........      (168,287)
                                          ------------
    Net Expenses........................     1,440,441
                                          ------------
    Net Investment Loss.................      (730,564)
                                          ------------
Net Realized and Unrealized Loss:
Net realized loss.......................   (13,706,913)
Net unrealized depreciation.............   (22,631,149)
                                          ------------
    Net Loss............................   (36,338,062)
                                          ------------
Net Decrease............................  $(37,068,626)
                                          ============

------------------
   * Commencement of operations.

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE PERIOD
                                                              OCTOBER 29, 2001*
                                                                 THROUGH
                                                              AUGUST 31, 2002
                                                                ------------

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................    $   (730,564)
Net realized loss...........................................     (13,706,913)
Net unrealized depreciation.................................     (22,631,149)
                                                                ------------
    Net Decrease............................................     (37,068,626)
                                                                ------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................          (2,609)
Class B shares..............................................         (10,258)
Class C shares..............................................            (946)
Class D shares..............................................          (5,688)
                                                                ------------
    Total Dividends.........................................         (19,501)
                                                                ------------

Net increase from transactions in shares of beneficial
  interest..................................................     195,492,745
                                                                ------------

    Net Increase............................................     158,404,618
Net Assets:
Beginning of period.........................................         100,000
                                                                ------------
End of Period...............................................    $158,504,618
                                                                ============

------------------

   * Commencement of operations.

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002

1. Organization and Accounting Policies

Morgan Stanley Mid-Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is above-average total return. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks and other equity securities of companies with market capitalizations in the range of companies included in the S&P MidCap 400 Index. The Fund was organized as a Massachusetts business trust on April 12, 2001 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 continued

readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 continued

capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $128,538 of which $91,693 will be reimbursed by the Fund. The balance has been absorbed by the Investment Manager. Such expenses were deferred and were fully amortized as of August 31, 2002.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund reached $50 million of net assets or April 29, 2002, whichever occurred first. On January 24, 2002, the Fund reached $50 million of net assets. At August 31, 2002, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 continued

to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,766,284 at August 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended August 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended August 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $110,273 and $2,392, respectively and received $46,004 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended August 31, 2002 aggregated $291,675,211 and $108,695,572, respectively.

For the period ended August 31, 2002, the Fund incurred brokerage commissions of $29,523 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                   FOR THE PERIOD
                                                                  OCTOBER 29, 2001*
                                                                       THROUGH
                                                                   AUGUST 31, 2002
                                                              -------------------------
                                                                SHARES        AMOUNT
                                                              ----------   ------------
CLASS A SHARES
Sold........................................................     456,608   $  4,702,139
Reinvestment of dividends...................................         230          2,454
Redeemed....................................................     (86,773)      (824,149)
                                                              ----------   ------------
Net increase - Class A......................................     372,565      3,880,444
                                                              ----------   ------------
CLASS B SHARES
Sold........................................................   7,771,474     80,153,599
Reinvestment of dividends...................................         851          9,080
Redeemed....................................................  (1,155,870)   (10,499,456)
                                                              ----------   ------------
Net increase - Class B......................................   6,616,455     69,663,223
                                                              ----------   ------------
CLASS C SHARES
Sold........................................................     877,923      8,959,262
Reinvestment of dividends...................................          83            884
Redeemed....................................................    (100,967)      (932,655)
                                                              ----------   ------------
Net increase - Class C......................................     777,039      8,027,491
                                                              ----------   ------------
CLASS D SHARES
Sold........................................................  12,437,298    121,503,040
Reinvestment of dividends...................................         435          4,643
Redeemed....................................................    (844,684)    (7,586,096)
                                                              ----------   ------------
Net increase - Class D......................................  11,593,049    113,921,587
                                                              ----------   ------------
Net increase in Fund........................................  19,356,608   $195,492,745
                                                              ==========   ============

---------------------
   * Commencement of operations.

6. Federal Income Tax Status

At August 31, 2002, the Fund had a net capital loss carryover of approximately $4,000 which will be available through August 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $13,703,000 during fiscal 2002.

At August 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses and permanent book/tax differences primarily attributable to a net operating loss and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $750,065.

Morgan Stanley Mid-Cap Value Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                      FOR THE PERIOD OCTOBER 29, 2001*
                                                                           THROUGH AUGUST 31, 2002
                                                              -------------------------------------------------
                                                              CLASS A       CLASS B       CLASS C       CLASS D
                                                              SHARES        SHARES        SHARES        SHARES
                                                              -------       -------       -------       -------
Selected Per Share Data:

Net asset value, beginning of period........................   $10.00        $10.00        $10.00        $10.00
                                                               ------        ------        ------        ------

Income (loss) from investment operations:
    Net investment loss++...................................    (0.04)       (0.10)        (0.10)         (0.04)
    Net realized and unrealized loss........................    (1.76)       (1.75)        (1.75)         (1.73)
                                                               ------        ------        ------        ------

Total loss from investment operations.......................    (1.80)       (1.85)        (1.85)         (1.77)
                                                               ------        ------        ------        ------

Less dividends from net investment income...................    (0.01)         0.00++        0.00++       (0.02)
                                                               ------        ------        ------        ------

Net asset value, end of period..............................   $ 8.19        $ 8.15        $ 8.15        $ 8.21
                                                               ======        ======        ======        ======

Total Return+(1)............................................   (17.99)%     (18.47)%      (18.48)%       (17.76)%

Ratios to Average Net Assets(2)(3)(4):
Expenses....................................................     1.45%         2.20%         2.20%         1.20%

Net investment loss.........................................    (0.58)%      (1.33)%       (1.33)%        (0.33)%

Supplemental Data:
Net assets, end of period, in thousands.....................   $3,053       $53,948        $6,354       $95,150

Portfolio turnover rate(1)..................................      121%          121%          121%          121%

---------------------

     *   Commencement of operations.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been 1.66% and
         (0.79)%, respectively, for Class A; 2.41% and (1.54)%,
         respectively, for Class B and Class C; and 1.41% and
         (0.54)%, respectively, for Class D.

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of

Morgan Stanley Mid-Cap Value Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Mid-Cap Value Fund (the "Fund"), including the portfolio of investments, as of August 31, 2002, and the related statements of operations and changes in net assets, and the financial highlights for the period October 29, 2001 (commencement of operations) to August 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Mid-Cap Value Fund as of August 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period October 29, 2001 (commencement of operations) to August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 10, 2002
      --------------------------------------------------------------------

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

         Of the Fund's ordinary income dividends paid during the fiscal year ended August 31, 2002, 0.56% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Mid-Cap Value Fund

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:
                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Michael Bozic (61)                     Trustee      Since April     Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        1994            Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly Vice Chairman
1675 Broadway                                                       of Kmart Corporation (December
New York, NY                                                        1998- October 2000), Chairman and
                                                                    Chief Executive Officer of Levitz
                                                                    Furniture Corporation (November
                                                                    1995-November 1998) and President
                                                                    and Chief Executive Officer of
                                                                    Hills Department Stores (May
                                                                    1991-July 1995); formerly variously
                                                                    Chairman, Chief Executive Officer,
                                                                    President and Chief Operating
                                                                    Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (69)                     Trustee      Since January   Director or Trustee of the Morgan        129
c/o Summit Ventures LLC                             1993            Stanley Funds and the TCW/DW Term
1 Utah Center                                                       Trusts; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (68)                   Trustee      Since           Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        September 1997  Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly associated
1675 Broadway                                                       with the Allstate Companies
New York, NY                                                        (1966-1994), most recently as
                                                                    Chairman of The Allstate
                                                                    Corporation (March 1993-December
                                                                    1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-
                                                                    owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

Independent Trustees:
      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Michael Bozic (61)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.

Wayne E. Hedien (68)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley Mid-Cap Value Fund

TRUSTEE AND OFFICER INFORMATION continued

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Dr. Manuel H. Johnson (53)             Trustee      Since July      Chairman of the Audit Committee and      129
c/o Johnson Smick International, Inc.               1991            Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and the TCW/DW Term
Washington, D.C.                                                    Trusts; Senior Partner, Johnson
                                                                    Smick International, Inc., a
                                                                    consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven
                                                                    Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors
                                                                    of the Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (66)                 Trustee      Since July      Chairman of the Insurance Committee      207
c/o Triumph Capital, L.P.                           1991            and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and the TCW/DW
New York, NY                                                        Term Trusts; director/trustee of
                                                                    various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (53)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).

Michael E. Nugent (66)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

Morgan Stanley Mid-Cap Value Fund

TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:
                                                                                                                    Number of
                                                                                                                    Portfolios
                                                                                                                    in Fund
                                     Position(s)       Term of Office                                               Complex
   Name, Age and Address of           Held with        and Length of                                                Overseen by
      Interested Trustee             Registrant         Time Served*   Principal Occupation(s) During Past 5 Years  Trustee**
------------------------------  ---------------------  --------------  -------------------------------------------  -----------
Charles A. Fiumefreddo (69)     Chairman and Director  Since July      Chairman and Director or Trustee of the          129
c/o Morgan Stanley Trust        or Trustee             1991            Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,                                           Trusts; formerly Chairman, Chief Executive
Plaza Two,                                                             Officer and Director of the Investment
Jersey City, NJ                                                        Manager, the Distributor and Morgan Stanley
                                                                       Services, Executive Vice President and
                                                                       Director of Morgan Stanley DW, Chairman and
                                                                       Director of the Transfer Agent, and
                                                                       Director and/or officer of various Morgan
                                                                       Stanley subsidiaries (until June 1998) and
                                                                       Chief Executive Officer of the Morgan
                                                                       Stanley Fund and the TCW/DW Trusts (until
                                                                       September 2002).

James F. Higgins (54)           Trustee                Since June      Senior Advisor of Morgan Stanley (since          129
c/o Morgan Stanley Trust                               2000            August 2000); Director of the Distributor
Harborside Financial Center,                                           and Dean Witter Realty Inc.; Director or
Plaza Two,                                                             Trustee of the Morgan Stanley Funds and the
Jersey City, NJ                                                        TCW/DW Term Trusts (since June 2000);
                                                                       previously President and Chief Operating
                                                                       Officer of the Private Client Group of
                                                                       Morgan Stanley (May 1999-August 2000),
                                                                       President and Chief Operating Officer of
                                                                       Individual Securities of Morgan Stanley
                                                                       (February 1997-May 1999).

Philip J. Purcell (58)          Trustee                Since April     Director or Trustee of the Morgan Stanley        129
1585 Broadway                                          1994            Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.

Interested Trustees:
   Name, Age and Address of       Other Directorships Held by
      Interested Trustee                    Trustee
------------------------------  --------------------------------
Charles A. Fiumefreddo (69)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Mid-Cap Value Fund

TRUSTEE AND OFFICER INFORMATION continued

Officers:
                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (49)            President and    President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas       Chief Executive  since May 1999  Investment Management (since December 1998); President,
New York, NY                      Officer          and Chief       Director (since April 1997) and Chief Executive Officer
                                                   Executive       (since June 1998) of the Investment Manager and Morgan
                                                   Officer since   Stanley Services; Chairman, Chief Executive Officer and
                                                   September 2002  Director of the Distributor (since June 1998); Chairman
                                                                   (since June 1998) and Director (since January 1998) of the
                                                                   Transfer Agent; Director of various Morgan Stanley
                                                                   subsidiaries; President (since May 1999) and Chief Executive
                                                                   Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen
                                                                   investment companies (since December 1999); previously Chief
                                                                   Strategic Officer of the Investment Manager and Morgan
                                                                   Stanley Services and Executive Vice President of the
                                                                   Distributor (April 1997-June 1998), Vice President of the
                                                                   Morgan Stanley Funds (May 1997-April 1999), and Executive
                                                                   Vice President of Morgan Stanley.

Barry Fink (47)                   Vice President,  Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       Secretary and    1997            (since December 2000) of Morgan Stanley Investment
New York, NY                      General Counsel                  Management; Managing Director (since December 2000), and
                                                                   Secretary and General Counsel (since February 1997) and
                                                                   Director (since July 1998) of the Investment Manager and
                                                                   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             Treasurer        Since April     First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           1989            Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                       Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)            Vice President   Since October   Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        1998            (since February 1999) of the Investment Manager and Morgan
New York, NY                                                       Stanley Services and Chief Executive Officer and Director of
                                                                   the Transfer Agent; previously Managing Director of the TCW
                                                                   Group Inc.

Joseph J. McAlinden (59)          Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        1995            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                       Inc. and Morgan Stanley Investments LP; Director of the
                                                                   Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                   Funds.

Francis Smith (37)                Vice President   Since           Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust          and Chief        September 2002  Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center       Financial                        2002). Executive Director of the Investment Manager and
Plaza Two,                        Officer                          Morgan Stanley Services (since December 2001). Formerly,
Jersey City, NJ                                                    Vice President of the Investment Manager and Morgan Stanley
                                                                   Services (August 2000-November 2001), Senior Manager at
                                                                   PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                   Associate-Fund Administration at BlackRock Financial
                                                                   Management (July 1996-December 1997).

---------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
MID-CAP VALUE FUND


Annual Report
August 31, 2002

39917RPT-8330I02-AP-9/02